Long-term debt - Narrative (Details) - USD ($)	May 25, 2026	May 24, 2026	Dec. 13, 2021
Debt Instrument [Line Items]
Minimum cash requirement	$ 3,000,000	$ 15,000
Secured Debt | EDC
Debt Instrument [Line Items]
Long-term debt			$ 20,000,000
Minimum cash requirement	$ 3,000,000.0	$ 15,000,000.0